Commitments and Contingencies (Tables)	12 Months Ended
Oct. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Contractual Obligated Per Calendar Year Requirements	Contractual obligated per calendar year requirements as at October 31, 2023 are as follows:
	< 1 year $	1-2 years $	2-3 years $	3-4 years $	4-5 years $	Thereafter $	Total $
Lease commitments (Note 11)	98,000	100,000	33,000	—	—	—	231,000
Beskauga Option agreement commitments (Note 6)	90,000	5,000,000	—	—	—	—	5,090,000
Exploration licenses expenditure commitments	534,000	1,862,000	2,276,000	2,300,000	1,641,000	516,000	9,129,000
	722,000	6,962,000	2,309,000	2,300,000	1,641,000	516,000	14,450,000